LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2007-A

COLLECTION PERIOD:               JUNE 1-30, 2007                   PAYMENT DATE:    JUL 16 2007
DETERMINATION DATE:              JUL 10 2007                       REPORT BRANCH:   2071
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  OVERCOLLAT-
INITIAL DEAL                          TOTAL          CLASS A-1     CLASS A-2       CLASS A-3        CLASS A-4     ERALIZATION
------------------------------------------------------------------------------------------------------------------------------

Class Percentages                         100.00%          20.32%          29.46%         19.91%          29.06%         1.25%
Initial Pool Balance               413,264,062.83   83,970,835.81  121,757,711.93  82,291,419.10  120,078,295.21  5,165,800.77
Prefunding                          78,887,835.89   16,029,164.19   23,242,288.06  15,708,580.90   22,921,704.79    986,097.95
Total Balance                      492,151,898.72  100,000,000.00  145,000,000.00  98,000,000.00  143,000,000.00  6,151,898.72
Note Balance Total                 486,000,000.00  100,000,000.00  145,000,000.00  98,000,000.00  143,000,000.00
Number of Contracts                        12,225
Class Pass Through Rates                                   5.335%          5.150%         4.972%          5.025%
Servicing Fee Rate                       1.75000%
Indenture Trustee Fee                    0.00300%
Custodian Fee                            0.02000%
Backup Servicer Fee                      0.01000%
Insurance Premium Fee                    0.14000%
Class C Certificate Rate                 5.00000%

Initial Weighted Average APR              12.272%
Initial Weighted Average Monthly
  Dealer Participation Fee Rate            0.000%
Initial Weighted Average Adjusted
  APR (net of Monthly Dealer
  Participation) of Remaining
  Portfolio                               12.272%
Initial Weighted Average
  Remaining Term                            64.87
Initial Weighted Average
  Original Term                             68.97

------------------------------------------------------------------------------------------------------------------------------
CURRENT MONTH CERTIFICATE                                                                                         OVERCOLLAT-
      BALANCES                      TOTAL            CLASS A-1     CLASS A-2       CLASS A-3        CLASS A-4     ERALIZATION
------------------------------------------------------------------------------------------------------------------------------

BOP:
Prior Month Pool Balance           451,625,054.35   59,473,155.61  145,000,000.00  98,000,000.00  143,000,000.00  6,151,898.74
Prefunding Pool Balance                      0.00
Total Pool Balance                 451,625,054.35   59,473,155.61  145,000,000.00  98,000,000.00  143,000,000.00  6,151,898.74
Total Note Balance                 439,046,656.69   53,046,656.69  145,000,000.00  98,000,000.00  143,000,000.00

EOP:
Number of Current Month Closed
  Contracts                                   484
Number of Reopened Loans                        0
Number of Contracts - EOP                  24,100
Pool Balance  -  EOP               438,177,398.81   46,025,500.07  145,000,000.00  98,000,000.00  143,000,000.00  6,151,898.74
Prefunding Pool Balance                      0.00
Total Pool Balance  -  EOP         438,177,398.81   46,025,500.07  145,000,000.00  98,000,000.00  143,000,000.00  6,151,898.74
Total Note Balance - EOP           423,772,143.56   37,772,143.57  145,000,000.00  98,000,000.00  143,000,000.00

Class Collateral Pool Factors          0.87195914      0.37772144      1.00000000     1.00000000      1.00000000

Weighted Average APR of Remaining
  Portfolio                              12.3521%
Weighted Average Monthly Dealer
  Participation Fee Rate                  0.0000%
Weighted Average Adjusted APR
  (net of Monthly
Dealer Participation) of Remaining
  Portfolio                              12.3521%
Weighted Average Remaining Term             62.63
Weighted Average Original Term              69.08

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2007-A

-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTION AMOUNT                                                                                     CONTRACTS
-----------------------------------------------------------------------------------------------------------------------------

      Monthly Payments:                Principal                                                 6,139,660.03
                                       Interest                                                  4,598,700.41
      Early Payoffs:                   Principal Collected                                       6,846,624.17
                                       Early Payoff Excess Servicing Compensation                      423.47
                                       Early Payoff Principal Net of Rule of 78s Adj.            6,846,200.70             454
                                       Interest                                                     81,910.44
      Liquidated Receivable:           Principal Collected                                          16,554.72
                                       Liquidated Receivable Excess Servicing Compensation               0.00
                                       Liquidated Receivable Principal Net of Rule of 78s Adj.      16,554.72              26
                                       Interest                                                       (533.13)
      Purchase Amount:                 Principal                                                    68,239.47               4
                                       Interest                                                      3,402.36
                                                         Total Principal                        13,070,654.92
                                                         Total Interest                          4,683,480.08
                                                         Total Principal and Interest           17,754,135.00
      Recoveries                                                                                   100,225.96
      Excess Servicing Compensation                                                                    423.47
      Late Fees & Miscellaneous Fees                                                                62,229.89
      Collection Account Customer Cash                                                          17,917,014.32
      ADDITIONAL COLLECTION ACCOUNT CASH:
      Collection Account Investment Income                                                          61,915.63
      Prefunding Account Investment Income                                                             799.20
      Mandatory Special Redemption                                                                       0.00
      Available Funds                                                                           17,979,729.15

------------------------------------------------------------------------------------------------------------------------------
                                                                                               DISTRIBUTION   SHORTFALL / DRAW
DISTRIBUTION                                                                                      AMOUNT      DEFICIENCY CLAIM
------------------------------------------------------------------------------------------------------------------------------

                                                                                               17,979,729.15
Servicing Fees:                       Current Month Servicing Fee                658,619.87
                                      Prior Period Unpaid Servicing Fee                0.00
                                      Late Fees & Miscellaneous Fees              62,229.89
                                      Excess Servicing Compensation                  423.47
                                                        Total Servicing Fees:    721,273.23    17,258,455.92              0.00
Indenture Trustee Fee                                                              1,097.62    17,257,358.30              0.00
Custodian Fee                                                                      7,527.08    17,249,831.22              0.00
Backup Servicer Fee                                                                3,763.54    17,246,067.68              0.00
Prior Unpaid Indenture Trustee Fee                                                     0.00    17,246,067.68              0.00
Prior Unpaid Custodian Fee                                                             0.00    17,246,067.68              0.00
Prior Unpaid Backup Servicer Fee                                                       0.00    17,246,067.68              0.00

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2007-A

------------------------------------------------------------------------------------------------------------------------------
                                                                                               DISTRIBUTION   SHORTFALL / DRAW
DISTRIBUTION CONTINUED                                                                            AMOUNT      DEFICIENCY CLAIM
------------------------------------------------------------------------------------------------------------------------------

Class A-1 Note Interest:               Current Month                             243,697.81    17,002,369.87              0.00
                                       Prior Carryover Shortfall                       0.00    17,002,369.87
Class A-2 Note Interest:               Current Month                             622,291.67    16,380,078.20              0.00
                                       Prior Carryover Shortfall                       0.00    16,380,078.20
Class A-3 Note Interest:               Current Month                             406,046.67    15,974,031.53              0.00
                                       Prior Carryover Shortfall                       0.00    15,974,031.53
Class A-4 Note Interest:               Current Month                             598,812.50    15,375,219.03              0.00
                                       Prior Carryover Shortfall                       0.00    15,375,219.03
Principal Payment Amount:              Current Month                             869,257.88    14,505,961.15              0.00
                                       Prior Carryover Shortfall                       0.00    14,505,961.15
Certificate Insurer:                   Reimbursement Obligations                       0.00    14,505,961.15              0.00
                                       Premium                                    49,440.08    14,456,521.07              0.00
Class C Interest Payment Amount
                                       Current Month                              51,265.82    14,405,255.25              0.00
                                       Prior Carryover Shortfall                       0.00    14,405,255.25              0.00
Supplemental Enhancement Account
                                       Reimbursement                                   0.00    14,405,255.25              0.00
Additional Expenses:                   Trust Collateral Agent                          0.00    14,405,255.25              0.00
                                       Indenture Trustee                               0.00    14,405,255.25              0.00
                                       Backup Servicer                                 0.00    14,405,255.25              0.00
                                       Custodian                                       0.00    14,405,255.25              0.00
Distribution to (from) the Spread Account                                     14,405,255.25             0.00

------------------------------------------------------------------------------------------------------------------------------
LIQUIDATED RECEIVABLES
------------------------------------------------------------------------------------------------------------------------------
                                                                                            Cumulative Cram Down Loss
Liquidated Receivables and Cram Down Loss:                                                           Balance             Units

      BOP Liquidated Receivable Principal Balance    393,555.34    BOP Cram Down loss Balance           0.00                 0
      Current Month Cram Down Loss                         0.00  Current Month Cram Down Loss           0.00                 0
      Liquidation Principal Proceeds                  16,554.72
      Principal Loss                                 377,000.62
      Prior Month Cumulative Principal Loss LTD      163,492.43
      Cumulative Principal Loss LTD                  540,493.05     Cumulative Cram Down Loss           0.00                 0

--------------------------------------------------------------------------------
STATISTICAL INFORMATION
--------------------------------------------------------------------------------

                                                         % OF TOTAL POOL
DELINQUENCY STATUS:      # OF CONTRACTS      AMOUNT          BALANCE
      Current                    19,229  348,496,258.76       79.53%
      1-29 Days                   4,409   82,170,403.40       18.75%
      30-59 Days                    283    4,570,842.67        1.04%
      60-89 Days                    112    1,874,370.06        0.43%
      90-119 Days                    46      680,051.26        0.16%
      120 Days or More               21      385,472.66        0.09%
                    Total        24,100  438,177,398.81      100.00%

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2007-A

-----------------------------------------------------------------------------------------
STATISTICAL INFORMATION CONTINUED
-----------------------------------------------------------------------------------------
TRIGGER ANALYSIS:
(SEE PAGE 6 OF 6 FOR TRIGGER AND EVENT OF DEFAULT THRESHOLDS)
                                            Trigger   Trigger  Event of Default  Event of
                            Current Month  Threshold   Event      Threshold      Default

Average Delinquency Ratio        0.98468%    4.25%      NO          6.25%           NO
Cumulative Default Rate             0.35%    3.13%      NO          3.39%           NO
Cumulative Loss Rate                0.08%    1.57%      NO          1.87%           NO

------------------------------------------------------------------------------------------------------------------------------
STATISTICAL INFORMATION CONTINUED
------------------------------------------------------------------------------------------------------------------------------
REPOSSESSION STATISTICS:

                               CERTIFICATE INVENTORY                                            RECOVERY INVENTORY
                                  # OF CONTRACTS       AMOUNT *                                     # OF CONTRACTS    AMOUNT *

Prior Month Inventory                         21     440,621.79           Prior Month Inventory                  1   22,520.39
Repurchases                                    2      40,551.45                     Repurchased                  0        0.00
Adjusted Prior Month Inventory                19     400,070.34  Adjusted Prior Month Inventory                  1   22,520.39
Current Month Repos                           25     475,209.87             Current Month Repos                 18  273,522.91
Repos Actually Liquidated                     16     270,997.33    Repos from Trust Liquidation                  0        0.00
Repos Liquidated at 60+ or 150+                0           0.00       Repos Actually Liquidated                  8   92,492.26
Dealer Payoff                                  0           0.00                   Dealer Payoff                  0        0.00
Redeemed / Cured                               0           0.00                Redeemed / Cured                  0        0.00
Purchased Repos                                0           0.00                 Purchased Repos                  0        0.00
Current Month Inventory                       28     604,282.88         Current Month Inventory                 11  203,551.04

                                   * The Prior Month Inventory reported this month may differ due to Payment or NSF activity.

LIQUIDATED RECEIVABLE STATISTICS:
                                      # OF CONTRACTS         AMOUNT
Current Month Balance                             26      393,555.34
Cumulative Balance                                43      573,072.03
Current Month Proceeds                                     16,021.59
Cumulative Proceeds                                        32,255.18
Current Month Recoveries                                  100,225.96
Cumulative Recoveries                                     147,292.53

                                        RECEIVABLES LIQUIDATED AT 150 OR
                                        MORE DAYS DELINQUENT, 60 OR MORE
                                        DAYS PAST THE DATE AVAILABLE FOR      CUMULATIVE RECEIVABLES
                                        SALE AND BY ELECTION:                 LIQUIDATED AT 150+ AND 60+:
                                             Balance        Units               Balance            Units

Prior Month                                16,037.65            2                  0.00                0
Current Trust Liquidation Balance               0.00            0                  0.00                0
Current Monthly Principal Payments           (561.20)
Cram Down Loss                                  0.00
Reopened Loan Due to NSF                        0.00            0
Current Repurchases                             0.00            0
Current Recovery Sale Proceeds                  0.00            0
Deficiency Balance of Sold Vehicles             0.00            0
EOP                                        15,476.45            2                  0.00                0

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2007-A

-------------------------------------------------------------------------------------
STATISTICAL INFORMATION CONTINUED
-------------------------------------------------------------------------------------

Requisite Amount:                                                      0.00

      SUPPLEMENTAL ENHANCEMENT SPREAD ACCOUNT

Initial Deposit                                                        0.00
   BOP Balance                                                         0.00
   Remaining Distribution Amount                              14,405,255.25
   Investment Income  - Spread                                         0.00
  Current Month Draw - Spread                                          0.00
EOP Balance Prior to Distribution                             14,405,255.25

Spread Account Release Amount                                 14,405,255.25

EOP Balance                                                            0.00

Class A Principal Payment Amount                              14,405,255.25
Class C Supplemental Interest and Carryover Shortfall                  0.00
Class R Certificateholder Distribution                                 0.00

      SUPPLEMENTAL ENHANCEMENT

Total Deposit                                                 12,303,797.47
BOP Balance                                                   12,303,797.47
Supplemental Enhancement Account Deposit                               0.00
Current Month Draw                                                     0.00
Supplemental Enhancement Account Investment Earnings              52,486.48
Supplemental Enhancement Account Investment Earnings Amount
    to Class C Certificateholder                                 (52,486.48)
Class C Supplemental Enhancement Amount Before Release        12,303,797.47

Supplemental Enhancement Account Release Amount                        0.00

EOP Balance                                                   12,303,797.47

OVERCOLLATERALIZATION AMOUNT                                  14,405,255.25

CURRENT MONTH TOTAL ENHANCEMENT AMOUNT                        26,709,052.72     6.10%

REQUIRED TOTAL ENHANCEMENT AMOUNT                             35,054,191.90     8.00%

PREFUNDING ACCOUNT RECONCILIATION

Initial Deposit                                               78,887,835.89
BOP Balance                                                            0.00
Subsequent Transfer                                                    0.00
Investment Income Earned                                             799.20
Investment Income Deposited to Note Account for
       Distribution Per SAS Sec5.5                                   799.20
Mandatory Special Redemption                                           0.00
Remaining Prefunding Balance                                           0.00
Undistributed Investment Income                                        0.00
EOP Balance Before Release to Servicer                                 0.00
Prefunding Account Balance Released to Servicer                        0.00
EOP Balance                                                            0.00

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2007-A

TRIGGER EVENT AND EVENT OF DEFAULT THRESHOLDS:

------------------------------------------------------------------------------------------------
CUMULATIVE LOSS:                                  CUMULATIVE GROSS DEFAULT:
------------------------------------------------------------------------------------------------
  UP TO MONTH     TRIGGER EVENT  EVENT OF DEFAULT   UP TO MONTH  TRIGGER EVENT  EVENT OF DEFAULT

       3              0.79%            1.02%             3           1.57%           1.85%
       6              1.57%            1.87%             6           3.13%           3.39%
       9              1.96%            2.37%             9           3.73%           4.31%
       12             3.13%            3.39%            12           5.88%           6.15%
       15             3.56%            3.85%            15           6.77%           7.00%
       18             4.28%            4.61%            18           8.56%           8.39%
       21             4.66%            5.39%            21           8.98%           9.80%
       24             5.17%            5.85%            24           9.40%           10.63%
       27             5.50%            6.31%            27           10.00%          11.48%
       30             6.00%            6.76%            30           10.91%          12.30%
       33             6.34%            7.24%            33           11.52%          13.15%
       36             6.67%            7.54%            36           12.12%          13.71%
       39             6.83%            7.69%            39           12.43%          13.98%
       42             7.00%            8.00%            42           12.72%          14.54%
       45             7.00%            8.00%            45           12.72%          14.54%
       48             7.00%            8.00%            48           12.72%          14.54%
       51             7.00%            8.00%            51           12.72%          14.54%
       54             7.00%            8.00%            54           12.72%          14.54%
       57             7.00%            8.00%            57           12.72%          14.54%
       60             7.00%            8.00%            60           12.72%          14.54%
       63             7.00%            8.00%            63           12.72%          14.54%
       66             7.00%            8.00%            66           12.72%          14.54%
       69             7.00%            8.00%            69           12.72%          14.54%
       72             7.00%            8.00%            72           12.72%          14.54%
------------------------------------------------------------------------------------------------

-------------------------------------------------
AVERAGE DELINQUENCY RATIO:
-------------------------------------------------
  UP TO MONTH     TRIGGER EVENT  EVENT OF DEFAULT
       12             4.25%            6.25%
       24             5.25%            7.25%
       72             6.25%            8.25%
-------------------------------------------------

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2007-A

Long Beach Acceptance Corp., as Servicer, certifies that all computations presented reflect accurate information as of June 30, 2007 and were performed in conformity with the Sale and Servicing Agreement dated March 1, 2007.

/s/ Michael Butler
---------------------------------------
Michael Butler
Vice President and Treasurer

/s/ Maureen E. Morley
---------------------------------------
Maureen E. Morley
Vice President and Controller